Financial Instruments - Investment by contractual maturity (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Financial Instruments
Due within 1 year	$ 198,018
Due after 1 year through 5 years	14,898
Total fair value	$ 212,916